Intangible assets	12 Months Ended
Dec. 31, 2024
Intangible assets
Intangible assets

10. Intangible assets

Intangible assets as at December 31, 2024 are as follows:

Cost	Innovet	Prismic	Lucid	Total
	$	$	$	$
As at December 31, 2022	750,000	19,201,493	6,314,571	26,266,064
Impairment	(750,000)	(19,201,493)	-	(19,951,493)
As at December 31, 2023 and December 31, 2024	-	-	6,314,571	6,314,571

Accumulated amortization	$	$	$	$
As at December 31, 2022	229,933	13,457,622	538,220	14,225,775
Amortization	39,971	1,904,348	420,664	2,364,983
Impairment	(269,904)	(15,361,970)	-	(15,631,874)
As at December 31, 2023	-	-	958,884	958,884
Amortization	-	-	421,816	421,816
As at December 31, 2024	-	-	1,380,700	1,380,700

Net book value
As at December 31, 2023	-	-	5,355,687	5,355,687
As at December 31, 2024	-	-	4,933,871	4,933,871

During the year ended December 31, 2023, the Company recognized an impairment loss of $480,096 in the statements of loss and comprehensive loss related to the Innovet License Agreement as the Company made a strategic decision to no longer pursue the development of ultra-micro PEA for veterinary purposes.

During the year ended December 31, 2023, the Company recognized an impairment loss of $3,839,523 in the statements of loss and comprehensive loss related to licensed compound ultra-micro PEA (“FSD-201”) acquired through the acquisition of Prismic as the Company made a strategic decision to no longer pursue the development of FSD-201.

The Company’s intangible asset for Lucid represents the license agreement with the University Health Network giving the Company world-wide exclusive rights to the Lucid-MS compound and related patents.